Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	£ 30,787
Ending balance, intangible assets	28,910	£ 30,787
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	37,354	19,559
Additions	1,315	1,827
Acquisition of subsidiary / business		15,236
Disposals	(86)	(13)
Effect of foreign exchange translations	881	745
Ending balance, intangible assets	39,464	37,354
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,567	3,530
Charge for the year	3,897	2,912
Disposals	(86)
Impairment		19
Effect of foreign exchange translations	176	119
Ending balance, intangible assets	10,554	6,567
Client relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	27,776
Ending balance, intangible assets	25,026	27,776
Client relationship | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	33,562	17,603
Additions	0	0
Acquisition of subsidiary / business		15,214
Disposals	0	0
Effect of foreign exchange translations	878	745
Ending balance, intangible assets	34,440	33,562
Client relationship | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	5,786	3,058
Charge for the year	3,455	2,611
Disposals	0
Impairment		0
Effect of foreign exchange translations	173	117
Ending balance, intangible assets	9,414	5,786
Software and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	2,996
Ending balance, intangible assets	3,884	2,996
Software and licences | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	3,658	1,819
Additions	1,315	1,827
Acquisition of subsidiary / business		22
Disposals	(86)	(13)
Effect of foreign exchange translations	(2)	3
Ending balance, intangible assets	4,885	3,658
Software and licences | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	662	397
Charge for the year	427	257
Disposals	(86)
Impairment		19
Effect of foreign exchange translations	(2)	2
Ending balance, intangible assets	1,001	662
Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	15
Ending balance, intangible assets	0	15
Non-compete agreement | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	134	137
Additions	0	0
Acquisition of subsidiary / business		0
Disposals	0	0
Effect of foreign exchange translations	5	(3)
Ending balance, intangible assets	139	134
Non-compete agreement | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	119	75
Charge for the year	15	44
Disposals	0
Impairment		0
Effect of foreign exchange translations	5	0
Ending balance, intangible assets	£ 139	£ 119